Condensed Statement of Changes in Stockholders' Equity/(Deficiency) (Parenthentical) (USD $)	2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2007	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Statement Of Stockholders Equity [Abstract]
Number of warrrants exercised		425,000
Fair value of warrants exercised		$ 0.20
Common stock issued for services to founder, Per Shares	$ 0.0001
Common stock issued for cash, per share	$ 0.10	$ 3.05	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Common stock issued for cash, per share $2			$ 2
Common stock issued for cash, per share $3			$ 3
Common stock issued for cash less stock offering cost, per share			$ 2
Conversion of Convertible Note to Shares of stock			$ 50,000
Common stock shares issued for conversion of convertible note			500,000
Common stock shares issued in exchange for intellectual property			3,010,000
Warrants issued in exchnage for intellectual property			1,000,000
Common stock issued for services		$ 5.50	$ 5.50
Common stock issued for services $ 4.00 per share		$ 4.00	$ 4.00